Income Taxes - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, plant and equipment	$ 1,678
Deferred Tax Assets, Net operating loss carryforward	6,932	3,184
Total deferred tax assets	8,610	3,184
Less: valuation allowance	(4,886)	(31)
Deferred tax assets, net of valuation allowance	3,724	3,153
Deferred Tax Liabilities, Property, plant and equipment	(4,911)	(5,783)
Deferred Tax Liabilities, Intangible assets	(25,030)	(28,126)
Total deferred tax liabilities	(29,941)	(33,909)
Net deferred tax liability	$ (26,217)	$ (30,756)